EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EQUITY
IOE, Gross amount	R$ 2,586,000
IOE, Net Value	2,198,100
IOE and Dividends, Total Gross Amount	3,105,000
IOE and Dividends, Net Value	2,639,250
Reversal of unclaimed dividends and interest on equity	126,977	R$ 139,766
02/25/2022
EQUITY
IOE, Gross amount	(300,000)
IOE, Net Value	R$ 255,000
IOE, Amount per Share, Net	R$ 0.15430380506
03/31/2022
EQUITY
IOE, Gross amount	R$ (380,000)
IOE, Net Value	R$ 323,000
IOE, Amount per Share, Net	R$ 0.19558005970
04/29/2022
EQUITY
IOE, Gross amount	R$ (175,000)
IOE, Net Value	R$ 148,750
IOE, Amount per Share, Net	R$ 0.09029252997
06/30/2022
EQUITY
IOE, Gross amount	R$ (650,000)
IOE, Net Value	R$ 552,500
IOE, Amount per Share, Net	R$ 0.33628052957
08/31/2022
EQUITY
IOE, Gross amount	R$ (400,000)
IOE, Net Value	R$ 340,000
IOE, Amount per Share, Net	R$ 0.20753991232
12/29/2022
EQUITY
IOE, Gross amount	R$ (1,200,000)
IOE, Net Value	R$ 1,020,000
IOE, Amount per Share, Net	R$ 0.62704303685
2/28/2023
EQUITY
IOE, Gross amount	R$ (106,000)
IOE, Net Value	R$ 90,100
IOE, Amount per Share, Net	R$ 0.05420598981
03/31/2023
EQUITY
IOE, Gross amount	R$ (290,000)
IOE, Net Value	R$ 246,500
IOE, Amount per Share, Net	R$ 0.14834705593
05/31/2023
EQUITY
IOE, Gross amount	R$ (320,000)
IOE, Net Value	R$ 272,000
IOE, Amount per Share, Net	R$ 0.16386448053
07/31/2023
EQUITY
IOE, Gross amount	R$ (405,000)
IOE, Net Value	R$ 344,250
IOE, Amount per Share, Net	R$ 0.20761977781
08/31/2023
EQUITY
IOE, Gross amount	R$ (265,000)
IOE, Net Value	R$ 225,250
IOE, Amount per Share, Net	R$ 0.13597484254
09/22/2023
EQUITY
IOE, Gross amount	R$ (200,000)
IOE, Net Value	R$ 170,000
IOE, Amount per Share, Net	R$ 0.10262252267
10/23/2023
EQUITY
IOE, Gross amount	R$ (150,000)
IOE, Net Value	R$ 127,500
IOE, Amount per Share, Net	R$ 0.07698872139
12/14/2023 [Member]
EQUITY
IOE, Gross amount	R$ (850,000)
IOE, Net Value	R$ 722,500
IOE, Amount per Share, Net	R$ 0.43719411434